Business Combinations (Details) - USD ($)			12 Months Ended
	Jan. 04, 2024	Nov. 21, 2023	Dec. 31, 2023
Business Combinations (Details) [Line Items]
Warrants receive cash in price per share		$ 0.1
Percentage of non-diluted shares outstanding.			71.00%
Warrant [Member]
Business Combinations (Details) [Line Items]
Warrant paid			$ 89,970
Private Placement Warrants [Member]
Business Combinations (Details) [Line Items]
Public offering at a price			$ 1
Price per share			$ 11.5
Warrant paid			$ 725,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 20
Public Warrants [Member]
Business Combinations (Details) [Line Items]
Price per share			$ 11.5
Number of share			1
Warrant share			1
Warrant issued			7,187,489
Warrant paid			$ 590,221
Common Stock [Member]
Business Combinations (Details) [Line Items]
Earnout shares			9,000,000
Class A Ordinary Shares
Business Combinations (Details) [Line Items]
Common stock share			9,000,000
Subsequent Event [Member]
Business Combinations (Details) [Line Items]
Warrants receive cash in price per share	$ 0.07
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.07
Business Combination [Member]
Business Combinations (Details) [Line Items]
initially received shares			$ 45,000,000
Galata Acquisition Sponsor LLC [Member] | Private Placement Warrants [Member]
Business Combinations (Details) [Line Items]
Purchase of warrants			7,500,000